Revenue Recognition	6 Months Ended
Sep. 30, 2019
Revenue from Contract with Customer [Abstract]
Revenue Recognition
Revenue Recognition
The Company elected to early adopt ASC Topic 606 (“ASC 606”), Revenue from Contracts with Customers, effective April 1, 2018, using the full retrospective transition method.
The Company derives revenue from sales of software licenses, subscriptions, maintenance and support, and professional services together in contracts with its customers, which include end-customers and channel partners. Revenue is recognized when a customer obtains control of promised services. The amount of revenue recognized reflects the consideration the Company expects to be entitled to receive in exchange for these services.
Certain of the Company’s software license agreements provide customers with a right to use software perpetually or for a defined term. As required under applicable accounting principles, the goods and services that the Company promises to transfer to a customer are accounted for separately if they are distinct from one another. Promised items that are not distinct are bundled with other promised items until the bundle is distinct from other promised items in the contract. The transaction price is allocated to the separate performance obligations based on the relative estimated standalone selling prices of those performance obligations.
Contract modifications are assessed to determine (i) if the additional goods and services are distinct from the goods and services in the original arrangement; and (ii) if the amount of the consideration expected for the added goods and services reflects the stand-alone selling price of those goods and services, as adjusted for contract-specific circumstances. A contract modification meeting both criteria is accounted for as a separate contract. A contract modification not meeting both criteria is considered a change to the original contract, which the Company accounts for on a prospective basis as a termination for contract specific circumstances. The Company’s additional goods and services offered have historically been distinct. If such additional goods and services reflect their stand-alone selling price, the Company accounts for the modification as a separate contract. If such additional goods and services do not reflect their stand-alone selling price, the Company accounts for the modification prospectively as a termination of the existing contract and the creation of a new contract.
Disaggregation of revenue
The following table is a summary of the Company’s total revenues by geographic region (in thousands, except percentages):

	Three Months Ended September 30,				Six Months Ended September 30,
	2018		2019		2018		2019
	Amount	%	Amount	%	Amount	%	Amount	%
North America	$59,340	57%	$77,245	59%	$115,208	57%	$148,442	59%
Europe, Middle East and Africa	29,115	29%	34,317	27%	57,379	29%	67,818	27%
Asia Pacific	10,769	11%	13,747	11%	22,085	11%	28,182	11%
Latin America	2,663	3%	4,069	3%	5,436	3%	7,486	3%
Total revenue	$101,887		$129,378		$200,108		$251,928

For the three and six months ended September 30, 2018 and 2019, the United States was the only country that represented more than 10% of the Company’s revenues in any period, constituting $56.0 million and 55%, and $73.0 million and 56% of total revenue during the three months ended September 30, 2018 and 2019, respectively, and $108.7 million and 54%, and $140.4 million and 56% of total revenue for the six months ended September 30, 2018 and 2019, respectively.
Deferred revenue
Revenues recognized from amounts included in deferred revenue as of March 31, 2018 were $78.4 million and $152.7 million during the three and six months ended September 30, 2018, respectively. Revenues recognized from amounts included in deferred revenue as of March 31, 2019 were $115.9 million and $217.0 million during the three and six months ended September 30, 2019, respectively.
Remaining performance obligations
As of September 30, 2019, the aggregate amount of the transaction price allocated to remaining performance obligations was $653.3 million, which consists of both billed consideration in the amount of $369.5 million and unbilled consideration in the amount of $283.8 million that the Company expects to recognize as subscription revenue. The Company expects to recognize 58% of this amount as revenue over the next twelve months and the remainder thereafter.